Note 4 - Acquisitions	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Business Combination Disclosure [Text Block]
4.	Acquisitions

2022 acquisitions:

The Company acquired controlling interests in seven smaller tuck-under acquisitions, which each on an individual basis was immaterial to the financial contribution of the Company’s overall consolidated financial results, one in the FirstService Residential segment and six in the FirstService Brands segment. In the FirstService Residential segment, the Company acquired a regional firm operating in New York City. In the FirstService Brands segment, the Company acquired three independent restoration companies operating in Ontario, Alabama, and Louisiana. The Company also acquired two Paul Davis operations located in Nebraska and Utah, as well as a California Closets franchise located in Oregon.

Details of these acquisitions are as follows:

Aggregate
Acquisitions

Accounts receivable	$11,478
Other current assets	11,764
Non-current assets	7,848
Accounts payable	(3,877)
Accrued liabilities	(3,305)
Other current liabilities	(7,114)
Non-current liabilities	(3,804)
Deferred tax liabilities	(2,008)
Redeemable non-controlling interest	(18,262)
$(7,280)

Cash consideration, net of cash acquired of $8,318	$51,994
Acquisition date fair value of contingent consideration	8,933
Total purchase consideration	$60,927

Acquired intangible assets	$28,201
Goodwill	$40,006

“Acquisition-related items” included both transaction costs and contingent acquisition consideration fair value adjustments. Acquisition-related transaction costs for the year ended December 31, 2022 totaled $5,114 (2021 - $1,787). Also included in acquisition-related items was a reversal of $594 related to contingent acquisition consideration fair value adjustments (2021 – expense of $10,236).

The purchase price allocations for certain transactions completed in the last twelve months are not yet complete, pending final determination of the fair value of assets acquired. The acquisitions referred to above were accounted for by the purchase method of accounting for business combinations. Accordingly, the accompanying consolidated statements of earnings do not include any revenues or expenses related to these acquisitions prior to their respective closing dates. There have been no material changes to the estimated purchase price allocations determined at the time of acquisition during the year ended December 31, 2022. The consideration for the acquisitions during the year ended December 31, 2022 was financed from borrowings under the Credit Agreement and cash on hand.

The amount of revenues and earnings contributed from the date of acquisition and included in the Company’s consolidated results for the year ended December 31, 2022, and the supplemental pro forma revenues and earnings of the combined entity had the acquisition date been January 1, 2021, are as follows:

	Revenues	Net earnings

Actual from acquired entities for 2022	$26,826	$1,261
Supplemental pro forma for 2022 (unaudited)	3,842,946	153,075
Supplemental pro forma for 2021 (unaudited)	3,534,790	181,439

Supplemental pro forma results were adjusted for non-recurring items.

2021 acquisitions:

The Company acquired controlling interests in eighteen smaller tuck-under acquisitions, which each on an individual basis was immaterial to the financial contribution of the Company’s overall consolidated financial results, four in the FirstService Residential segment and fourteen in the FirstService Brands segment. In the FirstService Residential segment, the Company acquired regional firms operating in Florida, Arizona, and New Jersey. In the FirstService Brands segment, the Company acquired ten independent restoration companies operating in Oklahoma, New York City, Indiana, Florida, New Jersey, Hawaii, Virginia, Seattle, and Wisconsin, as well as two fire protection companies operating in Atlanta and Maryland. The Company also acquired two regional operations located in the Midwest U.S., including a California Closets franchise located in Minnesota.

Details of these acquisitions are as follows:

Aggregate
Acquisitions

Accounts receivable	$45,619
Other current assets	5,988
Non-current assets	11,260
Accounts payable	(12,030)
Accrued liabilities	(8,886)
Other current liabilities	(12,343)
Non-current liabilities	(1,177)
Deferred tax liabilities	(2,974)
Redeemable non-controlling interest	(18,986)
$6,471

Cash consideration, net of cash acquired of $11,302	$163,221
Acquisition date fair value of contingent consideration	22,537
Total purchase consideration	$185,758

Acquired intangible assets	$42,693
Goodwill	$136,594

In all years presented, the fair values of non-controlling interests for all acquisitions were determined using an income approach with reference to a discounted cash flow model using the same assumptions implied in determining the purchase consideration.

The purchase price allocations of all acquisitions resulted in the recognition of goodwill. The primary factors contributing to goodwill are assembled workforces, synergies with existing operations and future growth prospects. For certain acquisitions completed during the year ended December 31, 2022, goodwill in the amount of $15,797 is deductible for income tax purposes (2021 - $86,081).

The determination of fair values of assets acquired and liabilities assumed in business combinations required the use of estimates and judgement by management, particularly in determining fair values of intangible assets acquired. Intangible assets acquired at fair value on the date of acquisition are recorded using the income approach on an individual asset basis. The assumptions used in estimating the fair values of intangible assets include future EBITDA margins, revenue growth rates, expected attrition rates of acquired customer relationships and the discount rates.

The Company typically structures its business acquisitions to include contingent consideration. Vendors, at the time of acquisition, are entitled to receive a contingent consideration payment if the acquired businesses achieve specified earnings levels during the one- to two-year periods following the dates of acquisition. The ultimate amount of payment is determined based on a formula, the key inputs to which are (i) a contractually agreed maximum payment; (ii) a contractually specified earnings level and (iii) the actual earnings for the contingency period. If the acquired business does not achieve the specified earnings level, the maximum payment is reduced for any shortfall, potentially to nil.

The fair value of the contingent consideration liability recorded on the consolidated balance sheet as at December 31, 2022 was $34,188 (see note 18). The estimated range of outcomes (undiscounted) for these contingent consideration arrangements is determined based on the formula price and the likelihood of achieving specified earnings levels over the contingency period, and ranges from $32,258 to a maximum of $37,950. These contingencies will expire during the period extending to October 2025. During the year ended December 31, 2022, $6,806 was paid with reference to such contingent consideration (2021 - $25,525).